As filed with the Securities and Exchange Commission on September 14, 2007
1933 Act Registration No. 33-35788
1940 Act Registration No. 811-06136
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 35	[X]

and/or

REGISTRATION UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 36
(Check appropriate box or boxes)

HOMESTEAD FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)
4301 Wilson Boulevard, Arlington, VA 22203
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code:
(703) 907-5993
Danielle C. Sieverling
Homestead Funds, Inc.
4301 Wilson Boulevard
Arlington, VA 22203
Copies to:
Bibb L. Strench
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N. W.
Washington, D.C. 20004
Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective:
___immediately upon filing pursuant to paragraph (b) of Rule 485
_X_on October 15, 2007 pursuant to paragraph (b) of Rule 485
___60 days after filing pursuant to paragraph (a)(1) of Rule 485
___on                      pursuant to paragraph (a)(1) of Rule 485
___75 days after filing pursuant to paragraph (a)(2) of Rule 485
___on                      pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment
Part A (the Prospectus) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A under the Securities Act of 1933, as amended (File No. 33-35788 ) and Amendment No. 35 to the Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended (File No. 811-06136) pursuant to Rule 485(a) on July 20, 2007 (Accession No. 0000950133-07-002997) are incorporated herein by reference.
The sole purpose of this filing is to delay the effective date of the Registrant’s Post-Effective Amendment No. 34 until October 15, 2007.

PART C.     OTHER INFORMATION
ITEM 23.     EXHIBITS.
a.	Articles of Incorporation.
(1)	Articles of Incorporation (1)

(2)	Articles Supplementary to the Articles of Incorporation effective November 18, 1997 (2)

(3)	Articles Supplementary to the Articles of Incorporation effective May 27, 1999 (3)

(4)	Articles Supplementary to the Articles of Incorporation effective October 5, 2000 (1)

(5)	Certificate of Correction effective July 12, 2002 to the Articles Supplementary effective October 5, 2002 (4)

(6)	Certificate of Correction effective September 24, 2002 to the Certificate of Correction effective July 12, 2002 (4)

(7)	Articles of Amendment effective December 31, 2002 (5)

(8)	Articles of Amendment effective June 8, 2006 (11)
b.	By-Laws. (1)
c.	Instruments Defining Rights of Security Holders.

See Articles of Incorporation, as amended, and By-laws.
d.	Investment Advisory Contracts.
(1)	Investment Management Agreement by and between Homestead Funds, Inc., on behalf of the Daily Income Fund, and RE Advisers Corporation (6)

(2)	Investment Management Agreement by and between Homestead Funds, Inc., on behalf of the Value Fund, and RE Advisers Corporation (6)

(3)	Investment Management Agreement by and between Homestead Funds, Inc., on behalf of the Short-Term Bond Fund, and RE Advisers Corporation (6)

(4)	Investment Management Agreement by and between Homestead Funds, Inc., on behalf of the Short-Term Government Securities Fund, and RE Advisers Corporation (6)

(5)	Investment Management Agreement by and between Homestead Funds, Inc., on behalf of the Small-Company Stock Fund, and RE Advisers Corporation (6)

(6)	Investment Management Agreement by and between Homestead Funds, Inc., on behalf of the

Nasdaq-100 Index Tracking StockSM Fund, and RE Advisers Corporation (6)

(7)	Investment Management Agreement by and between Homestead Funds, Inc., on behalf of the International Value Fund, and RE Advisers Corporation (11)

(8)	Investment Sub-Advisory Agreement by and between RE Advisers Corporation, on behalf of the International Value Fund, and Mercator Asset Management, L.P. (11)
e.	Underwriting Contracts
(1)	Distribution Agreement between Homestead Funds, Inc. and RE Investment Corporation (9)
f.	Not applicable.
g.	Custodian Agreements.
(1)	Custodian Agreement by and between Homestead Funds, Inc. and State Street Bank and Trust Company (7)

(2)	First Amendment to Custodian Agreement, dated July 1, 2002 (4)

(3)	Fee Schedule Addendum to the Custodian Agreement, dated September 1, 2004 (6)

(4)	Amendment to Custodian Agreement, dated May 31, 2006 (11)

(5)	Amendment to Custodian Agreement, dated , 2007 (to be filed by amendment)

(6)	Fee Addendum to the Custodian Agreement, dated August 28, 2007 (to be filed by amendment)
h.	Other Material Contracts.
(1)	Transfer Agency Agreement by and between Homestead Funds, Inc. and NFDS, Inc. (7)

(2)	Amendment to Transfer Agency Agreement dated January 1, 2003 (5)

(3)	Fee Schedule to Transfer Agency Agreement (Effective date January 1, 2004 through January 31, 2007) (5)

(4)	Joint Services Agreement among National Rural Electric Cooperative Association, RE Investment Corporation, and RE Advisers Corporation (1)

(5)	Expense Limitation Agreement by and between Homestead Funds, Inc., on behalf of the Daily Income Fund, and RE Advisers Corporation (6)

(6)	Expense Limitation Agreement by and between Homestead Funds, Inc., on behalf of the Value Fund, and RE Advisers Corporation (6)

(7)	Expense Limitation Agreement by and between Homestead Funds, Inc., on behalf of the Short-Term Bond Fund, and RE Advisers Corporation (6)

(8)	Expense Limitation Agreement by and between Homestead Funds, Inc., on behalf of the Short-Term Government Securities Fund, and RE Advisers Corporation (6)

(9)	Expense Limitation Agreement by and between Homestead Funds, Inc., on behalf of the Small-Company Stock Fund, and RE Advisers Corporation (6)

(10)	Expense Limitation Agreement by and between Homestead Funds, Inc., on behalf of the Stock Index Fund, and RE Advisers Corporation (6)

(11)	Expense Limitation Agreement by and between Homestead Funds, Inc., on behalf of the Nasdaq-100 Index Tracking StockSM Fund, and RE Advisers Corporation (6)

(12)	Expense Limitation Agreement by and between Homestead Funds, Inc., on behalf of the International Value Fund, and RE Advisers Corporation (11)

(13)	Administrative Service Agreement by and between Homestead Funds, Inc., on behalf of the Stock Index Fund, and RE Advisers Corporation (6)

(14)	Third Party Feeder Fund Agreement among Homestead Funds, Inc., on behalf of the Stock Index Fund, RE Investment Corporation and Master Investment Portfolio, dated July 18, 2007 (to be filed by amendment)
i.	Opinion and Consent of Counsel (11)
j.	Other Opinions.
(1).	Consent of PricewaterhouseCoopers LLP (12)

(2).	Consent of Sutherland Asbill & Brennan LLP (13)
k.	Not applicable.
l.	Initial Capital Agreements.
(1)	Stock Subscription Agreement by and between National Rural Electric Cooperative Association and Homestead Funds, Inc. on behalf of the Daily Income Fund and Value Fund

(2)	Stock Subscription Agreement by and between National Rural Electric Cooperative Association and Homestead Funds, Inc. on behalf of the Short-Term Bond Fund (1)

(3)	Stock Subscription Agreement by and between National Rural Electric Cooperative Association and Homestead Funds, Inc. on behalf of the Short-Term Government Securities Fund (1)

(4)	Stock Subscription Agreement by and between RE Advisers Corporation and Homestead Funds, Inc. on behalf of the Small-Company Stock Fund (2)

(5)	Stock Subscription Agreement by and between RE Advisers Corporation and Homestead Funds, Inc. on behalf of the Nasdaq-100 Index Tracking StockSM Fund
m.	Not applicable.
n.	Not applicable.
o.	Not applicable.
p.	Code of Ethics.
(1).	Code of Ethics for Homestead Funds Inc, RE Advisers Corporation, and RE Investment Corporation. (9)

(2).	Code of Ethics for Barclays Global Investors Funds and Master Investment Portfolio (to be filed by amendment)

(3).	Code of Ethics for Barclays Global Investors, N.A. and its subsidiaries Barclays Global Investors USA, Barclays Global Fund Advisors and Barclays Global Investors Services (to be filed by amendment)

(4).	Code of Ethics for Mercator Asset Management, L.P. (11)

q.	Powers of Attorney.
(1)	Powers of Attorney for James F. Perna, Francis Lucier, Anthony C. Williams, Peter R. Morris, Anthony Marinello, and Sheri Cooper (Homestead Funds, Inc.) (8)

(2)	Power of Attorney for Douglas W. Johnson (Homestead Funds, Inc.) (5)

(3)	Power of Attorney for Kenneth R. Meyer, Sheldon C. Petersen, and Mark Rose (Homestead Funds, Inc.) (10)

(4)	Powers of Attorney for Mary G.F. Bitterman, A. John Gambs, Lee T. Kranefuss, Wendy Paskin-Jordan and Leo Soong (S&P 500 Index Master Portfolio, a series of Master Investment Portfolio) (13)
(1)	Incorporated by reference from Post-Effective Amendment No. 23 to the Registration Statement, SEC File No. 33-35788, filed April 30, 2002.

(2)	Incorporated by reference from Post-Effective Amendment No. 12 to the Registration Statement, SEC File No. 33-35788, filed March 4, 1998.

(3)	Incorporated by reference from Post-Effective Amendment No. 17 to the Registration Statement, SEC File No. 33-35788, filed October 28, 1999.

(4)	Incorporated by reference from Post-Effective Amendment No. 24 to the Registration Statement, SEC File No. 33-35788, filed December 16, 2002.

(5)	Incorporated by reference from Post-Effective Amendment No. 26 to the Registration Statement, SEC File No. 33-35788, filed April 28, 2004.

(6)	Incorporated by reference from Post-Effective Amendment No. 27 to the Registration Statement, SEC File No. 33-35788, filed March 1, 2005.

(7)	Incorporated by reference from Post-Effective Amendment No. 19 to the Registration Statement, SEC File No. 33-35788, filed September 11, 2000.

(8)	Incorporated by reference from Post-Effective Amendment No. 25 to the Registration Statement, SEC File No. 33-35788, filed April 30, 2003.

(9)	Incorporated by reference form Post-Effective Amendment No. 28 to the Registration Statement, SEC File No. 33-35788, filed April 29, 2005.

(10)	Incorporated by reference form Post-Effective Amendment No. 30 to the Registration Statement, SEC File No. 33-35788, filed April 28, 2006.

(11)	Incorporated by reference from Post-Effective Amendment No. 31 to the Registration Statement, SEC File No. 33-35788, filed June 12, 2006.

(12)	Incorporated by reference from Post-Effective Amendment No. 33 to the Registration Statement, SEC File No. 33-35788, filed April 30, 2007.

(13)	Incorporated by reference from Post-Effective Amendment No. 34 to the Registration Statement, SEC File No. 33-35788, filed July 20, 2007.
ITEM 24.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
No person is directly or indirectly controlled by or under common control with the Registrant.

ITEM 25.     INDEMNIFICATION.
(a) General. The Homestead Funds will indemnify any individual (“Indemnitee”) who is a present or former director, officer, employee, or agent of the Homestead Funds, or who is or has been serving at the request of the Homestead Funds as a director, officer, partner, trustee, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his service in that capacity, was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a “Proceeding”) against any judgments, penalties, fines, settlements, and reasonable expenses (including attorney’s fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under the Maryland General Corporation Law. Except as otherwise set forth in the Homestead Funds’ Articles of Incorporation and By-Laws, any payment of indemnification or advance of expenses will be made in accordance with the procedures set forth in the Maryland General Corporation Law. [By-Laws, Article 10, Section10.01]
(b) Disabling Conduct. The Homestead Funds will not indemnify any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (such conduct hereinafter referred to as “Disabling Conduct”).
Accordingly, the Homestead Funds will make no indemnification of any Indemnitee unless: (1) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or (2) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination is made by: (a) the vote of a majority of a quorum of directors who are neither interested persons of the Homestead Funds nor parties to the Proceeding (hereinafter referred to as “disinterested non-party directors”) or (b) independent legal counsel in a written opinion. [By-Laws, Article 10, Section 10.01]
(c) Standard of Conduct. Under Maryland General Corporation Law, a Corporation may indemnify any director made a party to a Proceeding by reason of service in that capacity unless it is proved that: (1) the act or omission of the director was material to the cause of action adjudicated in the proceeding and (a) was committed in bad faith, or (b) was the result of active and deliberate dishonesty; or (2) the director actually received an improper personal benefit in money, property or services; or (3) in the case of any criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful. [MGCL Section 2-418(b)]
Under Maryland General Corporation Law, the termination of any proceeding by judgment, order, or settlement does not create a presumption that the director did not meet the requisite standard of conduct; however, the termination of any proceeding by conviction, or plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, will create a rebuttable presumption that the director did not meet the requisite standard of conduct. No indemnification may be made under Maryland General Corporation Law unless authorized for a specific proceeding after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the applicable standard of conduct required. [MCCL Section 2-418 (b) and (c)]
(d) Required Indemnification. The Maryland General Corporation Law requires that a director who is successful, on the merits or otherwise, in the defense of any Proceeding be indemnified against reasonable expenses incurred by the director in connection therewith. In addition, under Maryland General Corporation Law, a court of appropriate jurisdiction may order indemnification under certain circumstances. [MGCL Section 2-418(d)]
(e) Advance Payment. The Homestead Funds will pay any reasonable expenses so incurred by an Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under the Maryland General Corporation Law. However, any advance of expenses by the Homestead Funds to any Indemnitee will be made only upon receipt of: (1) a written affirmation by the Indemnitee of his good faith belief that the requisite standard of conduct necessary for indemnification under the Maryland General Corporation Law has been met, and (2) a written undertaking by the Indemnitee to repay such advance if it is ultimately determined that such standard of conduct has not been met; provided that either (a) the Indemnitee provides a security for his undertaking, or (b) the Homestead Funds are insured against losses arising by reason of any such lawful advances, or (c) a majority of a quorum of the disinterested non-party directors, or independent legal counsel in a written opinion, determines, based on a review of readily available facts, that there is reason to believe that the Indemnitee ultimately will be found entitled to indemnification. [By-Laws, Article 10, Section 10.02]
(f) Non-Exclusive Right. The indemnification and advancement of expenses provided or authorized by Maryland General Corporation Law is not deemed exclusive of any other rights to which a director may be entitled under any articles of incorporation, by-law, resolution of stockholders or directors, agreement, or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office. [MGCL Section 2-418(g)]
(g) Insurance. The Homestead Funds may purchase and maintain insurance on its behalf and on behalf of any director, officer, employee, or agent of the Homestead Funds, or who is or was serving at the request of the Homestead Funds as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Homestead Funds would have the power to indemnify him against such liability. [By-Laws, Article 10, Section 10.03]
(h) Public Policy Presumption under the Securities Act of 1933 (the “1933 Act”) and Undertaking Pursuant to Rule 484(b)(1) under the 1933 Act. Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Registrant’s By-Laws or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, then the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue. [1933 Act, Rule 484(b)]

ITEM 26.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER.
Certain information pertaining to business and other connections of the Registrant’s investment manager, RE Advisers is hereby incorporated herein by reference from the Prospectus.
Below is a list of each director and officer of RE Advisers indicating each business, profession, vocation, or employment of a substantial nature in which each such person has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, partner, or trustee. The principal business address of each organization listed in the table below is 4301 Wilson Boulevard, Arlington, VA 22203.

NAME	POSITION AND ORGANIZATION
Peter R. Morris President and Director	President and Director of Homestead Funds (2002-present); Vice President, Secretary, and Director of RE Investment (2002-present); Vice President and Chief Investment Officer of NRECA (1988-present)

Stuart E. Teach Vice President and Director	Director and President of RE Investment (1990-present); Senior Equity Portfolio Manager of RE Advisers (1990-present) and NRECA (1985-present)

Craig Blackburn Treasurer and Director	Senior Director of Finance of NRECA (2005-present); Director of Finance of NRECA (2002-2005)

NAME	POSITION AND ORGANIZATION
Martin Lowery Director	Executive Vice President, External Affairs of NRECA (1992-present); Director of Wood Quality Control, Inc. (2004-present); Director of Touchstone Energy Cooperatives, Inc. (1998-present); Director of the National Cooperative Business Association (2004-present)

Danielle C. Sieverling Chief Compliance Officer	Executive Director of Management Advisory Services (2007-present); Senior Director of Management Advisory Services Department of NRECA (2004-2007); Chief Compliance Officer and Secretary of Homestead Funds (2005-present); Chief Compliance Officer of RE Investment Corporation (2005-present); Chief Compliance Officer of RE Advisers Corporation (2005-present); Manager of Internal Audit of Management Advisory Services of NRECA (2000-2004)

ITEM 27.	PRINCIPAL UNDERWRITERS.
(a) RE Investment acts as principal underwriter of the Registrant’s shares on a best-efforts basis and receives no fee or commission for its underwriting and distribution services. RE Investment does not serve as principal underwriter or distributor for any other investment company.
(b) Set forth below is information concerning each director, officer, or partner of RE Investment.

NAME AND PRINCIPAL	POSITIONS AND OFFICES	POSITIONS AND OFFICES
BUSINESS ADDRESS*	WITH UNDERWRITER	WITH REGISTRANT
Stuart E. Teach	Chief Executive Officer, President and Director	None

Peter R. Morris	Vice President, Secretary, and Director	President and Director

Amy DiMauro	Treasurer and Director	None

Patricia Murphy	Director	None

James Wagner	Director	None

Danielle C. Sieverling	Chief Compliance Officer	Chief Compliance Officer
*The principal business address of each person listed in the table is 4301 Wilson Boulevard, Arlington, VA 22203.

ITEM 28.	LOCATION OF ACCOUNTS AND RECORDS.
All accounts, books and other records required to be maintained by Section 31(a) of the Investment Company Act of 1940 (the “1940 Act”) and the rules promulgated thereunder are maintained by the Registrant, RE Advisers or RE Investment, 4301 Wilson Boulevard, Arlington, VA 22203-1860, the Registrant’s custodian, State Street Bank and Trust Company (“State Street”), 801 Pennsylvania, Kansas City, MO 64105, the Registrant’s transfer agent, dividend disbursing agent, and shareholder servicing agent, NFDS, Inc. (doing business as BFDS), 330 West 9th Street, Kansas City, MO 64105, or the Registrant’s subadviser, Mercator Asset Management, L.P., Boca Center, 5200 Town Center Circle, Suite 550, Boca Raton, Florida 33486

ITEM 29.	MANAGEMENT SERVICES.
Not applicable.

ITEM 30.	UNDERTAKINGS.
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post Effective Amendment No. 35 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Arlington, and State of Virginia on the 14th of September 2007.

Homestead Funds, Inc.
/s/ Peter R. Morris *
Peter R. Morris
President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

/s/ James F. Perna * James F. Perna	Chairman of the Board and Director	September 14, 2007

/s/Francis P. Lucier* Francis P. Lucier	Director	September 14, 2007

/s/Anthony C. Williams* Anthony C. Williams	Director	September 14, 2007

/s/Douglas W. Johnson* Douglas W. Johnson	Director	September 14, 2007

/s/ Sheldon C. Petersen* Sheldon C. Petersen	Director	September 14, 2007

/s/Kenneth R. Meyer* Kenneth R. Meyer	Director	September 14, 2007

/s/Mark Rose* Mark Rose	Director	September 14, 2007

/s/Anthony M. Marinello* Anthony M. Marinello	Director	September 14, 2007

/s/Peter R. Morris* Peter R. Morris	President and Director	September 14, 2007

/s/Sheri M. Cooper* Sheri M. Cooper	Treasurer	September 14, 2007

*By: /s/Danielle C. Sieverling
Danielle C. Sieverling
Signed pursuant to Powers of Attorney